Financial result	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
FINANCIAL RESULT	FINANCIAL RESULT
29.1 Accounting policies
Financial income and expenses include interest income on amounts invested, exchange differences on assets and liabilities, changes in the fair value of financial assets measured at fair value through profit or loss, gains and losses on hedge instruments that are recognized in statements of operations, interest on loans and financing, interest on leases, commissions and bank charges, among others. Interest income and expenses are recognized in the statements of operations using the effective interest method.
29.2 Breakdown of financial result

	Consolidated
	Years ended December, 31
Description	2021	2020	2019

Financial income
Interest on short-term investments	120,986	23,187	12,462
Sublease receivable	26,846	28,714	29,695
Other	6,448	8,397	29,914
	154,280	60,298	72,071
Financial expenses
Interest on loans	(420,682)	(270,057)	(195,688)
Interest on lease	(2,433,640)	(1,569,151)	(806,007)
Interest on convertible debentures	(201,303)	(25,116)	—
Interest on factoring credit card receivables	(55,395)	(25,715)	(13,477)
Interest on provisions	(237,740)	(283,797)	(88,015)
Interest and fines on other operations	(255,634)	(225,082)	(129,954)
Guarantee commission	(109,661)	(38,484)	(30,977)
Borrowing cost	(42,617)	(19,594)	(12,549)
Other	(81,571)	(57,591)	(52,857)
	(3,838,243)	(2,514,587)	(1,329,524)

Derivative financial instruments, net	864,184	(2,207,470)	325,452
Foreign currency exchange, net	(1,443,046)	(4,302,540)	(391,905)
Financial result, net	(4,262,825)	(8,964,299)	(1,323,906)